Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	183	373	59
Prepaid expenses and other current assets	392	1,317	207
Amounts due from subsidiaries	236,403	25,995	4,079
Total current assets	236,978	27,685	4,345

Non-current assets
Investments in subsidiaries and consolidated VIE	359,394	805,136	126,343

TOTAL ASSETS	596,372	832,821	130,688

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	-	2,414	379
Warrant liabilities	29,558	10,324	1,620
Current portion of contingent consideration – earn-out liability	92,183	10,638	1,669
Total current liabilities	121,741	23,376	3,668
Non-current liabilities
Contingent consideration – earn-out liability	15,116	-	-
Total liabilities	136,857	23,376	3,668

Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and 2,925,058 Class B ordinary shares authorized, 27,037,302 Class A ordinary shares and Nil Class B ordinary shares issued and outstanding as of December 31, 2020; 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, respectively
Class A ordinary shares	(96,349)	140,196	22,000
Class B ordinary shares		13,041	2,046
Shares to be issued	200,100	128,119	20,105
Statutory reserves	18,352	31,775	4,986
Retained earnings	322,610	479,199	75,197
Accumulated other comprehensive income	14,802	17,115	2,686
Total shareholder’s equity	459,515	809,445	127,020

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	596,372	832,821	130,688

Schedule of statements of income
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Equity income of subsidiaries	149,918	184,869	267,436	41,967
General administrative expense and others	-	1,395	33,473	5,252
Research and development expenses	-	-	13,946	2,188
Change in fair value of warrant liabilities	-	3,904	16,421	2,577
Change in fair value of contingent consideration	-	(14,068)	33,584	5,270
Net income	149,918	176,100	170,012	26,680
Other comprehensive income - foreign currency translation adjustment	-	14,802	2,313	363
Comprehensive income attributable to the Company’s shareholders	149,918	190,902	172,325	27,043

Schedule of statements of cash flows
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash flows from operating activities
Net income	149,918	176,100	170,012	26,680
Equity in earning of subsidiaries	(149,918)	(184,869)	(267,436)	(41,967)
Change in fair value of warrant liabilities	-	(3,904)	16,421	2,577
Change in fair value of contingent consideration	-	14,068	33,584	5,270
Share Based Compensation	-	-	31,857	4,999
Changes in operating assets and liabilities
Prepaid expense and other current assets	-	(392)	(925)	(145)
Accrued expenses and other current liabilities	-	-	2,414	379
Net cash provided by operating activities	-	1,003	(14,073)	(2,207)

Cash flows from investing activities
Proceeds from subsidiaries	136,953	-	-	-
Net cash provided by investing activities	136,953	-	-	-

Cash flows from financing activities
Dividends distribution to shareholders	(104,590)	-	-	-
Capital distribution due to reorganization	(32,328)	-	-	-
Due to related parties	-	(26,590)	14,263	2,237
Net cash acquired in the reverse recapitalization	-	32,659	-	-
Payment of listing costs	-	(6,924)	-	-
Net cash used in financing activities	(136,918)	(855)	14,263	2,237

Net increase in cash and cash equivalents	35	148	190	30
Cash and cash equivalents at beginning of the year	-	35	183	29
Cash and cash equivalents at end of the year	35	183	373	59